Non-current assets	12 Months Ended
Dec. 31, 2025
Non-current assets.
Non-current assets

12. Non-current assets

	Year ended December 31,
	2025	2024
	$’m	$’m
Customer receivables	40	36
Indirect tax and other non-current assets	24	17
	64	53

At December 31, 2025 and 2024, customer receivables include amounts recognized in respect of long-term contractual arrangements with customers and a long-term balance receivable from a customer following a court-supervised reorganization in 2023.

Non-current indirect taxes principally include indirect tax credits arising in the Americas which are expected to be utilized after more than one year from the reporting date.